Accounts Payable (Tables)	6 Months Ended
Sep. 30, 2025
Accounts Payable [Abstract]
Schedule of Components of Accounts Payable

Components of accounts payable are as follows as of September 30, 2025 and March 31, 2025:

	As of September 30, 2025	As of March 31, 2025
	USD	USD
	(unaudited)	(audited)
Trade payables	1,383,360	413,492
Total	1,383,360	413,492